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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654

                          Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through May 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                     PIONEER
                             -----------------------
                                    FLOATING
                                      RATE
                                      TRUST

                                       PHD
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     5/31/08

                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
-------------------------------------------------------------------------------

Letter to Shareowners                         2

Portfolio Summary                             4

Prices and Distributions                      5

Performance Update                            6

Portfolio Management Discussion               7

Schedule of Investments                      13

Financial Statements                         31

Notes to Financial Statements                35

Trustees, Officers and Service Providers     46

                                                                    President's

Dear Shareowner,
-------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, and while the auction rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last- resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a flight to quality. In the eleven weeks between the Bear Stearns event and the end of May 2008, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

The Dow Jones Industrial Average and Standard & Poor's 500 Index each fell 4%, and the NASDAQ Composite Index fell 5% over the six-month period ending May 31, 2008. The MSCI EAFE Developed Market Index of international stock markets fell 5% during the same period, and the MSCI Emerging Markets Index fell 2%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period ending

Letter

May 31, 2008 while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2% during the same period.

A weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Trust's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read the information carefully.

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/08
-------------------------------------------------------------------------------

Portfolio Diversification
-------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE TABLE BELOW WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Senior Secured Loans                            88.7%
Corporate Bonds                                  7.0%
Temporary Cash Investment                        2.7%
Collateralized Loan Obligations                  0.9%
Convertible Corporate Bonds                      0.4%
Common Stock                                     0.2%
Warrants                                         0.1%
Claims*                                          0.0%

* Amount is less than 0.01%

Portfolio Quality
-------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE TABLE BELOW WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

BBB                              0.6%
BB                               5.0%
B                               63.5%
CCC                             13.1%
D                                0.3%
Not-rated                       14.8%
Cash Equivalents                 2.7%

These securities are judged to be similar but slightly lower in quality than the rest of the portfolio.

10 Largest Holdings
-------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1. HCA, Inc., Tranche B Term Loan, 4.946%, 11/18/13                      3.22%
 2. Millennium Digital Media Systems LLC, First Lien Term Loan,
    9.65%, 6/30/11                                                         2.87
 3. SMG H5 Pty, Ltd., Facility Term Loan A, 10.339%, 12/24/12              2.85
 4. Univision Communications, Inc., Initial Term Loan,
    4.631% - 5.149%, 9/29/14                                               2.75
 5. Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (144A)                    2.47
 6. Solutia, Inc., Term Loan, 8.5%, 2/28/14                                2.41
 7. Charter Communications Operating LLC, Replacement Term Loan,
    4.89% - 4.9%, 3/6/14                                                   2.30
 8. Cequel Communications LLC, Term Loan, 4.728% - 6.25%, 11/5/13          1.75
 9. Cricket Communications, Inc., Term Loan B, 5.696%, 6/16/13             1.59
10. Talecris Biotherapeutics Holdings Corp., First Lien Term Loan,
    6.03% - 6.57%, 2/6/13                                                  1.49

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

Share Prices and Distributions
-------------------------------------------------------------------------------

                           5/31/08        11/30/07
Market Value
per Common Share            $14.62          $16.79

Net Asset Value
per Common Share            $15.73          $18.07

Market Discount                7.1%            7.1%

                              Net
Distributions             Investment     Short-Term      Long-Term
per Common Share            Income     Capital Gains   Capital Gains
(12/1/07 - 5/31/08)        $1.0136         $0.2213         $0.1267

Yields
-------------------------------------------------------------------------------

                           5/31/08        11/30/07
Distribution Yield at
Market Price                 12.68%          11.35%

Distribution Yield at
Net Asset Value              11.78%          10.54%

30-day SEC Yield             12.96%          15.14%

Past performance data quoted represents past performance, which is no guarantee of future results.

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Floating Rate Trust, compared to that of the Credit Suisse First Boston (CSFB) Leveraged Loan Index, an index of senior secured U.S. dollar denominated loans.

----------------------------------------------------
Cumulative Total Returns
(As of May 31, 2008)
                               Net
                              Asset         Market
Period                        Value         Price
Life-of-Trust
(12/23/04)                   14.66%           1.56%
1 Year                       -9.41          -17.63
----------------------------------------------------

[THE TABLE BELOW WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer         CSFB
            Floating        Leveraged
            Rate Trust      Loan Index
12/04         $10,000        $10,000
5/05            9,023         10,008
5/06           10,913         10,039
5/07           10,693         10,063
5/08           10,156         10,074

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below Net Asset Value "NAV", due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher than market price, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions.

Index comparison begins on 12/31/04. The CSFB Leveraged Loan Index is a representative index of tradeable, senior, secured U.S. dollar-denominated loans. The index began in January 1992. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08
--------------------------------------------------------------------------------

In the following report, portfolio managers Mark Okada and Joseph Dougherty of Highland Capital Management, the subadviser of Pioneer Floating Rate Trust, discuss the Trust's performance and investment process over the six months ended May 31, 2008. Mark Bradley, Treasurer of the Trust, discusses the issues regarding auction-rate securities and the Trust's dividend.

Q:  How did the Trust perform for the six-month period ended May 31, 2008?

A: For the six-month period May 31, 2008, Pioneer Floating Rate Trust returned -5.05% at net asset value, including reinvestment of dividends. The market price return over that same period was -5.02%, and the Trust was selling at a discount of market price to net asset value of 7.1% on May 31, 2008. The Trust's benchmark, the Credit Suisse Leveraged Loan Index, returned -1.61% for the six-month period ended May 31, 2008. The index has an average rating of BB versus the Trust's average rating, which is closer to B (See Portfolio Quality composition on page 4). Problems in the credit markets, stemming from the subprime mortgage debacle, led to one of the most volatile periods in many years for the credit market. During this period investors gravitated toward the highest quality investments. As a result, higher-quality securities outperformed the market. Unlike open-ended funds, a closed-end fund's price goes up and down based on market supply and demand, independent of a fund's net asset value per share. During the six months ending May 31, 2008, the Federal funds target rate (the rate banks charge each other for overnight loans) declined to 2.00%, and the yield on the 3-month London Interbank Offering Rate (LIBOR) declined to 2.72%. LIBOR is the rate of interest at which banks in the London interbank market borrow funds from each other.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                              (continued)
--------------------------------------------------------------------------------

    Index returns assume reinvestment of all dividends and distributions, if any. Indices are unmanaged, have no fees or costs and are not available for investment. The performance of the indices may be materially different from the individual performance attained by a specific investor. In addition, the investors' holdings may differ significantly from the securities that comprise the indices. The indices have not been selected to represent an appropriate benchmark to compare an investor's performance, but rather are disclosed to allow for comparison of the investor's performance to that of certain well-known and widely recognized indices.

    The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $U.S.-denominated leveraged loan market. The index inception is January 1992. The index frequency is monthly. New loans are added to the index on their issuance date if they qualify according to the following criteria: Loans must be rated "5B" or lower; only funded term loans are included; the original maturity must be at least one year; and the Issuers must be domiciled in developed countries (Issuers from developing countries are excluded). Fallen angels are added to the index subject to the new loan criteria. (Source: Credit Suisse, Description and Inclusion Rules of the Credit Suisse Leveraged Loan Index, January 18,
    2006).

Q: What was the investment environment like for floating-rate loans during the six-month period ending May 31, 2008?

A: The crisis in the broader credit market led to significant volatility in corporate bank loans for the six months ended May 31, 2008. The Credit Suisse Leveraged Loan Index returned -1.61% during the period - a time that includes January and February 2008, which were the second and third worst months on record for the index. During January and February 2008, the Index returned -3.10% and -2.39%, respectively. The loan market rallied in April 2008, which was the best month on record, with the Index returning 3.31%.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What factors contributed to the volatility in floating-rate loans during the six-month period ending May 31, 2008?

A: We believe the loan market correction remains primarily technical in nature and has been driven in part by a loss of demand for collateralized loan obligations (CLOs) and overall concern for the health of the financial system and the economy. The CLO market, while recently showing some life, remains below the pre-credit crash levels. Opportunistic, non-traditional loan buyers, such as pension funds and private equity firms, have stepped in, but have been unable completely to fill the void left by the CLO market. The inventory of loans has worked its way down from $156 million at the beginning of 2008 to $87 million at the end of May 2008. Approximately 30% of the remaining inventory is composed of two large leveraged buyouts (LBOs) - Clear Channel and Bell Canada (BCE). With the available loan supply coming down, market participants are looking for leveraged buyers to come into the market so that the average bid on loan indices will rise.

Q: What changes did you make to the portfolio during the six-month period ending May 31, 2008?

A: In May 2008, Pioneer announced a cut in the dividend in the Trust from $0.145 to $0.115 per share. The decision was made in response to the decreasing earning rate of the floating-rate positions in the Trust. The earnings rate of the Trust declined largely because of the decrease in LIBOR - the base rate used by the floating-rate instruments in determining the total coupon of the investments. We rebalanced some of our floating rate investments into fixed-rate investments to maintain the high current income in the Trust, as a response to the decreasing LIBOR rate and the corresponding effect it has had on the coupon earned by the floating-rate investments in the Trust. On November 30, 2007, the Trust had 93.4% of its portfolio invested in Senior Secured loans. As of the May 31, 2008, the Trust had 88.7% of its portfolio invested in Senior Secured loans.


Q:  What is your outlook for floating-rate securities and the Trust?

A: Recent collateral and interest coverage levels suggest the corporate bank loan market is fundamentally solid; and while we expect defaults to increase, we do not expect them to approach the

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                              (continued)
--------------------------------------------------------------------------------

    relatively high levels priced in by the market during the first quarter of 2008.

    The current market correction could be viewed as a positive for the Trust by creating potential attractive buying opportunities. Our analysts have spotted some potentially good buying opportunities for the remainder of 2008 as the supply/demand dynamic becomes more attractive and the CLO market reopens, or other buyers enter, adding support to the market.

--------------------------------------------------------------------------------
    The following two questions are responded to by Mark Bradley,
    Treasurer of the Trust.
--------------------------------------------------------------------------------

Q: Have the problems involving auction-rate securities affected the Trust during the six-month period ended May 31, 2008?

A: The auction-rate preferred shares (ARPS) market began failing in mid-February 2008. As of May 31, 2008, the Trust's assets included approximately $234 million attributable to ARPs, representing approximately 37% of the Trust's total assets. As a result of the auction failures, the Trust now pays dividends on the ARPs at a "maximum rate." The maximum rate paid on the Trust's ARPs since February 2008, has ranged between 4.0% and 4.3%. As the maximum rates remain lower than the earnings rates produced by the Trust's portfolio of securities, leverage is still currently an effective strategy for the Trust. However, Pioneer is very concerned about the shareholders who own ARPs and are in need of liquidity. Pioneer continues to explore and evaluate potential solutions to the ARPs issue, including obtaining alternative forms of leverage. Consistent with its duty to common shareholders, the Board of Trustees continues to meet with management to discuss the specific circumstances of each Pioneer closed-end fund that has issued ARPs. At this time, there can be no assurance that Pioneer will be successful in obtaining alternative forms of leverage or that such leverage will be more effective than the ARPs.

Q:  Why was the Trust's dividend cut in May 2008?

A: We set the dividend rate at a level close to the earnings rate for the Trust. The Trust does not use any return-of-capital to supplement the distribution. U.S. interest rates, as measured by three-month LIBOR, have generally followed the path of Federal funds

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    rate over the past six months ended May 31, 2008, which declined 2.00% at the end of May 2008, from 5.25% in September 2007, when the Federal Reserve began cutting the Federal funds target rate. The Trust's income is derived from the floating-rate loans held in the portfolio. Over the past few months, these loans have reset, and the Trust is taking in less income than it had been. The dividend cut translates into a yield of 8.8%, based on net asset value, and a market yield of about 9.4%, as of the May 31, 2008 close.

    Information regarding the Trust's principal investment risks is contained in the Trust's original offering prospectus. Please refer to this document when considering the Trust's risks.

    Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

    When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. The floating-rate feature of the Trust means that the Trust will not experience capital appreciation in a declining interest-rate environment. Investments in the Trust are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

    The Trust may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

    The Trust is not limited in the percentage of its assets that may be invested in floating-rate senior loans and other securities deemed to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value, and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                              (continued)
--------------------------------------------------------------------------------

    The Trust currently uses leverage through the issuance of preferred shares. The Trust also is authorized to borrow from banks and to issue debt securities, which are other forms of leverage. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares.

    The Trust is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Trust's losses from adverse events affecting a particular issuer.

    Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of the Trust's sub-adviser as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          COLLATERALIZED LOAN
                                          OBLIGATIONS - 1.4% of Net Assets*
                                          Financial - 1.4%
         1,000,000(a)(b)    BBB/Baa2      ACA, Ltd. 2007-1A D, 5.063%,
                                            6/15/22 (144A)                               $    566,200
         1,000,000(a)(b)    BBB/Baa2      Goldman Sachs Asset Management,
                                            Plc, 2007-1A D, 5.623%, 8/1/22
                                            (144A)                                            607,700
         1,000,000(a)(b)    BBB/Baa2      Gulf Stream Sextant, Ltd., 2007-1A D,
                                            5.2%, 6/17/21 (144A)                              648,500
         1,000,000(a)(b)    BB/Ba2        Landmark CDO, Ltd., 2007-9A E,
                                            6.213%, 4/15/21 (144A)                            590,200
         1,000,000(a)(b)    BBB/Baa2      Primus, Ltd., 2007-2A D, 5.113%,
                                            7/15/21 (144A)                                    664,400
         1,000,000(a)(b)    BB/Ba2        Rampart, Ltd., 2006-1A, 6.284%,
                                            4/18/21 (144A)                                    553,700
         1,000,000(a)(b)    BB/Ba2        Stanfield McLaren, Ltd., 2007-1A B2L,
                                            7.138%, 2/27/21 (144A)                            597,969
         2,000,000(a)(b)    BBB/Baa2      Stone Tower, Ltd., 2007-6A C, 4.066%,
                                            4/17/21 (144A)                                  1,174,000
                                                                                         ------------
                                          TOTAL COLLATERALIZED
                                          LOAN OBLIGATIONS
                                          (Cost $6,033,529)                              $  5,402,669
                                                                                         ------------
                                          SENIOR SECURED FLOATING RATE LOAN
                                          INTERESTS - 143.9% of Net Assets*
                                          Aerospace - 4.9%
         2,786,636          B+/Ba3        AWAS Capital, Inc., First Lien Term
                                            Loan, 4.375%, 3/15/13                        $  2,445,273
           990,000          B/Ba2         Delta Airlines, Inc., Credit-Linked Deposit
                                            Loan, 2.961% - 6.84%, 4/30/12                     847,157
         1,985,000          B/B2          Delta Airlines, Inc., Second Lien Term
                                            Loan, 6.149%, 4/30/14                           1,458,975
         4,352,991          BB-/Ba2       DynCorp International LLC, New Term
                                            Loan, 4.625%, 2/11/11                           4,211,519
           977,500          CC/Caa2       IAP Worldwide Services, Inc., First Lien
                                            Term Loan, 9.0%, 12/30/12                         819,471
         6,940,000          B+/Ba3        Northwest Airlines, Inc., Term Loan,
                                            4.52%, 8/21/13                                  5,586,700
         4,950,000          B-/B2         US Airways Group, Inc., Term Loan,
                                            4.883%, 3/24/14                                 3,413,025
                                                                                         ------------
                                                                                         $ 18,782,120
                                                                                         ------------


The accompanying notes are an integral part of these financial statements.    13

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Broadcasting - 17.6%
        11,388,722          B+/B1         Cequel Communications LLC, Term
                                            Loan, 4.728% - 6.25%, 11/5/13                $ 10,638,490
         2,025,000          NR/B1         Insight Midwest Holdings LLC, Term
                                            Loan B, 4.69%, 4/7/14                           1,940,926
         9,096,474          CCC+/Ba3      Metro-Goldwyn-Mayer, Inc., Tranche B
                                            Term Loan, 8.108%, 4/9/12                       7,386,619
           992,481          CCC+/Ba3      Metro-Goldwyn-Mayer, Inc., Tranche B-1
                                            Term Loan, 8.448%, 4/9/12                         805,925
           989,994          B/B1          NEP II, Inc., Term Loan B, 4.947%,
                                            2/16/14                                           900,070
         7,000,000          CCC+/Caa1     Paxson Communications Corp., Term
                                            Loan, 5.963%, 1/15/12                           5,670,000
    AUD 19,523,810          B-/NR         SMG H5 Pty, Ltd., Facility Term Loan A,
                                            10.339%, 12/24/12                              17,270,610
         2,968,973          B/Ba3         Sunshine Acquisition, Ltd., Facility Term
                                            Loan, 4.79%, 3/20/12                            2,698,054
        19,662,000          B-/Ba3        Univision Communications, Inc., Initial
                                            Term Loan, 4.631% - 5.149%,
                                            9/29/14                                        16,664,784
         3,799,194          CCC+/B1       Young Broadcasting, Inc., Term Loan,
                                            5.0% - 5.25%, 11/3/12                           3,438,271
                                                                                         ------------
                                                                                         $ 67,413,749
                                                                                         ------------
                                          Cable/Wireless Video - 10.2%
        15,627,171          B-/B1         Charter Communications Operating
                                            LLC, Replacement Term Loan,
                                            4.89% - 4.9%, 3/6/14                         $ 13,936,592
         6,947,500          B/B2          Knology, Inc., Term Loan, 4.934%,
                                            6/30/12                                         6,426,438
        19,687,914(a)(c)    CCC+/Caa2     Millennium Digital Media Systems LLC,
                                            First Lien Term Loan, 9.65%, 6/30/11           17,423,804
         1,428,204          NR/NR         Millennium Digital Media Systems LLC,
                                            Revolver Credit Loan, 9.65% -
                                            9.82%, 6/30/11                                  1,371,076
                                                                                         ------------
                                                                                         $ 39,157,910
                                                                                         ------------
                                          Chemicals - 4.0%
         1,000,000(a)       B/B2          Panda Hereford Ethanol, L.P., Tranche A
                                            Term Loan, 6.201%, 7/28/13                   $    910,000
        14,975,000          B+/B1         Solutia, Inc., Term Loan, 8.5%, 2/28/14          14,593,137
                                                                                         ------------
                                                                                         $ 15,503,137
                                                                                         ------------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Consumer - Durables - 0.4%
         1,699,924          B/B1          Rexair LLC, First Lien Term Loan,
                                            6.946% - 6.954%, 6/30/10                     $  1,572,430
                                                                                         ------------
                                          Consumer - Non-Durables - 1.6%
           994,987(a)       B/B3          Appleseed's Intermediate Holdings,
                                            Inc., First Lien Term Loan,
                                            6.38% - 8.49%, 4/30/13                       $    721,366
           619,086          B-/Caa1       Solo Cup Co., Term Loan B-1,
                                            5.96% - 6.3%, 2/27/11                             612,556
         3,997,837          CCC+/B2       Spectrum Brands, Inc., Dollar Term
                                            Loan B, 6.734% - 8.62%, 3/30/13                 3,819,601
           201,369          CCC+/B2       Spectrum Brands, Inc., LC Loan,
                                            2.309%, 3/30/13                                   192,392
           987,500(a)       B/B1          Totes Isotoner Corp., First Lien Term
                                            Loan, 5.13% - 6.75%, 1/31/13                      814,687
                                                                                         ------------
                                                                                         $  6,160,602
                                                                                         ------------
                                          Diversified Media - 5.8%
         1,980,000          B/B1          Penton Media Holdings, Inc., First Lien
                                            Term Loan, 4.631% - 5.149%,
                                            2/1/13                                       $  1,613,700
         3,500,000          B/B1          Penton Media Holdings, Inc., Second
                                            Lien Term Loan, 7.899%, 2/1/14                  2,520,000
        11,910,000          B-/B2         Tribune Co., Initial Tranche B Advance
                                            Term Loan, 5.542%, 6/4/14                       8,850,619
         7,466,667          B-/B2         Tribune Co., Tranche X Advance Term
                                            Loan, 4.775%, 6/4/09                            7,109,334
           213,333          B+/Ba2        Valassis Communications, Inc., Delayed
                                            Draw Term Loan, 4.21%, 3/2/14                     201,956
           645,467          B+/Ba2        Valassis Communications, Inc., Tranche
                                            B Term Loan, 4.45%, 3/2/14                        611,042
         1,402,494          B/B2          Wallace Theater Corp., First Lien Term
                                            Loan, 5.95%, 7/31/09                            1,304,320
                                                                                         ------------
                                                                                         $ 22,210,971
                                                                                         ------------
                                          Energy - 5.4%
         2,666,386          B-/B3         ATP Oil & Gas Corp., First Lien Term
                                            Loan, 5.881% - 6.454%, 4/14/10               $  2,609,725
           500,000          B+/B1         Big West Oil LLC, Delayed Advance
                                            Term Loan, 4.966%, 5/15/14                        469,687
         1,770,000          B+/B1         Big West Oil LLC, Initial Advance Term
                                            Loan, 5.0%, 5/15/14                             1,662,694


The accompanying notes are an integral part of these financial statements.    15

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Energy - (continued)
           729,730          B/B2          Coffeyville Resources LLC, Funded LC
                                            Loan, 2.598% - 5.131%, 12/28/10              $    710,270
         2,368,017          B/B2          Coffeyville Resources LLC, Tranche D
                                            Term Loan, 5.448% - 7.0%, 12/30/13              2,304,869
           466,276          NR/NR         Delphi Acquisition Holding I B.V., Facility
                                            Term Loan B-1, 5.571%, 1/12/15                    439,174
           466,276          NR/NR         Delphi Acquisition Holding I B.V., Facility
                                            Term Loan C-1, 5.571%, 1/11/16                    450,394
         2,000,000(a)       B-/Caa2       III Exploration II, L.P., Second Lien Term
                                            Loan, 9.18% - 11.23%, 4/29/14                   1,600,000
         2,971,125(a)       B-/B2         III Exploration II, L.P., Term Loan,
                                            6.17% - 8.15%, 10/29/13                         2,584,879
           945,280(a)(d)    NR/NR         Monitor U.S. Finco, Inc., Second Lien
                                            Term Loan, 17.198%, 1/11/15                       449,008
         1,250,000          NR/NR         TARH E&P Holdings, L.P., First Lien
                                            Term Loan, 7.682%, 6/29/12                      1,187,500
         4,676,353(c)       CCC+/NR       Value Creation, Inc., Term Loan,
                                            10.21% - 12.043%, 7/7/12                        4,536,062
         2,000,000          B/Caa1        Venoco, Inc., Second Lien Term Loan,
                                            6.688%, 9/20/11                                 1,908,334
                                                                                         ------------
                                                                                         $ 20,912,596
                                                                                         ------------
                                          Financial - 1.1%
           531,103          B/B2          HUB International Holdings, Inc., Delay
                                            Draw Term Loan, 5.196%, 6/13/14              $    482,640
         3,040,748          B/B2          HUB International Holdings, Inc., Initial
                                            Term Loan, 5.196%, 6/13/14                      2,763,279
         1,000,000          NR/Ba2        Kepler Holdings, Ltd., Term Loan,
                                            10.33%, 6/30/09                                   945,000
                                                                                         ------------
                                                                                         $  4,190,919
                                                                                         ------------
                                          Food & Tobacco - 1.9%
           987,500(a)       B+/Ba3        Aramark Canada, Ltd., Canadian Term
                                            Loan, 4.571%, 1/27/14                        $    923,312
         1,782,116          B/B1          OSI Restaurant Partners LLC,
                                            Incremental Term Loan,
                                            5.0%, 6/16/14                                   1,541,975
           142,337          B/B1          OSI Restaurant Partners LLC, Pre-Funded
                                            Revolver Credit Loan, 2.67%, 6/14/13              123,157
         4,962,500          B-/B2         Pinnacle Foods Finance LLC, Term
                                            Loan, 5.209% - 5.438%, 4/2/14                $  4,665,638
                                                                                         ------------
                                                                                         $  7,254,082
                                                                                         ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Forest Products & Containers - 0.2%
           833,333          B+/Ba3        Newark Group, Inc., Synthetic LC Loan,
                                            4.64%, 3/9/13                                $    745,833
           166,667          B+/Ba3        Newark Group, Inc., Term Loan,
                                            4.64%, 3/9/13                                     149,167
                                                                                         ------------
                                                                                         $    895,000
                                                                                         ------------
                                          Gaming & Leisure - 7.4%
         2,428,571          B+/B3         Alpha Topco, Ltd., Facility Term Loan
                                            B-1, 7.093%, 12/31/13                        $  2,295,867
         1,821,429          B+/B3         Alpha Topco, Ltd., Facility Term Loan
                                            B-2, 7.093%, 12/31/13                           1,721,900
         5,000,000(a)(e)    NR/NR         Fontainebleau Florida Hotel LLC,
                                            Tranche C Term Loan, 8.868%,
                                            6/6/12                                          4,275,000
         1,333,333          B/B1          Fontainebleau Las Vegas LLC, Initial
                                            Term Loan, 5.922%, 6/6/14                       1,135,000
         2,369,368          CCC+/Caa2     Ginn LA Conduit Lender, Inc., First Lien
                                            Tranche A Credit-Linked Deposit
                                            Loan, 5.098%, 6/8/11                            1,701,995
         5,077,235          CCC+/Caa2     Ginn LA Conduit Lender, Inc., First Lien
                                            Tranche B Term Loan, 6.196%, 6/8/11             3,647,146
           753,545(a)(d)    CCC/Caa3      Lake at Las Vegas Joint Venture,
                                            New Term Loan, 10.46% - 12.0%,
                                            2/20/12                                           753,545
           594,829(a)(d)    CCC/Caa3      Lake at Las Vegas Joint Venture,
                                            Revolving Credit-Linked Deposit
                                            Account Loan, 10.75%, 6/20/12                     166,552
         4,730,879(a)(c)(d) CCC/Caa3      Lake at Las Vegas Joint Venture, Term
                                            Loan, 16.35% - 17.1%, 6/20/12                   1,324,646
         3,500,000(a)       B/NR          MetroFlag BP LLC, Second Lien Term
                                            Loan, 11.451%, 7/6/08                           2,887,500
         2,960,994(d)       D/B1          Pivotal Promontory LLC, First Lien Term
                                            Loan, 7.5%, 8/31/10                             2,205,940
         1,000,000(a)       B/B1          WAICCS Las Vegas 3 LLC, First Lien
                                            Term Loan, 5.948%, 8/1/08                         925,000
         4,500,000(a)       B/Caa2        WAICCS Las Vegas 3 LLC, Second Lien
                                            Term Loan, 11.448%, 8/1/08                      4,050,000
         1,637,333          B+/B1         Yellowstone Mountain Club LLC, First
                                            Lien Term Loan, 4.756%, 9/30/10                 1,361,716
                                                                                         ------------
                                                                                         $ 28,451,807
                                                                                         ------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Healthcare - 16.6%
           905,732          CCC/Caa1      Aveta, Inc., MMM Original Term Loan,
                                            4.0%, 8/22/11                                  $  793,648
           118,268          CCC/Caa1      Aveta, Inc., NAMM New Term Loan,
                                            4.0%, 8/22/11                                     103,632
           213,113          CCC/Caa1      Aveta, Inc., NAMM Original Term Loan,
                                            4.0%, 8/22/11                                     186,741
            20,619          CCC/Caa1      Aveta, Inc., NAMM PHMC Acquisition
                                            Term Loan, 4.0%, 8/22/11                           18,067
           742,268          CCC/Caa1      Aveta, Inc., PHMC Acquisition Term
                                            Loan, 4.0%, 8/22/11                               650,412
         5,249,181          B-/B1         CCS Medical, Inc., First Lien Term
                                            Loan, 8.1%, 9/30/12                             4,553,665
         4,536,632          B+/Ba3        CHS/Community Health Systems,
                                            Inc., Funded Term Loan,
                                            4.631% - 4.899%, 7/25/14                        4,291,917
         1,366,021(a)       B/NR          DSI Renal, Inc., Facility Term Loan,
                                            5.0% - 7.625%, 3/31/13                          1,198,683
         3,394,286          B+/B1         Fenwal, Inc., Initial First Lien Term
                                            Loan, 4.631% - 4.899%, 2/28/14                  2,959,393
         2,717,143          B/Ba3         Golden Gate National Senior Care LLC,
                                            First Lien Term Loan, 5.131%,
                                            3/14/11                                         2,554,114
         2,000,000          B/B3          Golden Gate National Senior Care LLC,
                                            Second Lien Term Loan, 10.131%,
                                            9/14/11                                         1,860,000
         2,000,000          B+/NR         Graceway Pharmaceuticals LLC,
                                            Mezzanine Loan, 13.08%, 11/1/13                 1,570,000
        20,737,500          B+/Ba3        HCA, Inc., Tranche B Term Loan,
                                            4.946%, 11/18/13                               19,556,064
         2,977,099          CCC+/B2       LifeCare Holdings, Term Loan,
                                            9.08%, 8/11/12                                  2,629,770
         1,000,000          B-/Caa1       Medical Staffing Network, Inc., Second
                                            Lien Term Loan, 9.172%, 7/2/14                    965,000
         7,987,500          BB-/B1        Mylan, Inc., U.S. Tranche B Term Loan,
                                            5.688% - 6.0%, 10/2/14                          7,878,175
         9,875,001          B/Caa1        Talecris Biotherapeutics Holdings Corp.,
                                            First Lien Term Loan, 6.03% - 6.57%,
                                            12/6/13                                         9,060,313


18    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Healthcare - (continued)
         2,955,037          B/B1          Triumph HealthCare Second Holdings
                                            LLC, First Lien Term Loan,
                                            5.383% - 5.59%, 7/28/13                      $  2,777,735
                                                                                         ------------
                                                                                         $ 63,607,329
                                                                                         ------------
                                          Housing - 5.0%
         1,394,286          B-/B3         Associated Materials, Inc., Term Loan,
                                            4.9%, 8/29/10                                $  1,310,629
         6,064,643          CCC+/B3       Atrium Companies, Inc., Closing Date
                                            Term Loan, 6.21% - 6.63%,
                                            5/31/12                                         5,094,300
         2,350,914          B/B1          Custom Building Products, Inc., First
                                            Lien Term Loan, 4.946% - 6.968%,
                                            10/20/11                                        2,045,295
           389,008(a)(c)    B+/B1         Desa LLC, Term Loan, 12.75%,
                                            11/26/11                                          336,492
         8,025,994          B/Ba3         Realogy Corp., Initial Term Loan B,
                                            5.722% - 7.505%, 10/10/13                       6,870,821
         2,409,578          B/Ba3         Realogy Corp., Synthetic LC Loan,
                                            8.32%, 10/10/13                                 2,062,770
         1,996,751          CCC/Caa1      Rhodes Companies LLC , First Lien
                                            Term Loan, 6.196%, 11/21/10                     1,367,774
                                                                                         ------------
                                                                                         $ 19,088,081
                                                                                         ------------
                                          Information Technology - 10.2%
         2,556,668          B/B1          Applied Systems, Inc., Term Loan,
                                            5.193% - 7.4%, 9/26/13                       $  2,377,701
         2,836,095          B+/NR         DTN, Inc., Tranche C Term Loan,
                                            5.574% - 5.8%, 3/10/13                          2,779,373
         4,962,312          B+/Ba1        Freescale Semiconductor, Inc., Term
                                            Loan, 4.209%, 11/29/13                          4,477,920
         2,366,552          B-/B1         Infor Enterprise Solutions Holdings,
                                            Inc., Delayed Draw Term Loan,
                                            6.45% - 8.58%, 7/30/12                          2,081,087
         2,977,500          B-/B1         Infor Enterprise Solutions Holdings,
                                            Inc., Dollar Tranche B-1 First Lien
                                            Term Commitment, 5.45%, 3/2/14                  2,568,094


The accompanying notes are an integral part of these financial statements.    19

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Information Technology - (continued)
         4,535,891          B-/B1         Infor Enterprise Solutions Holdings,
                                            Inc., Initial U.S. Term Loan,
                                            6.45% - 8.95%, 7/30/12                       $  3,988,749
         4,000,000          B-/Caa2       Infor Enterprise Solutions Holdings,
                                            Inc., Second Lien Term Loan,
                                            6.25%, 3/2/14                                   2,550,000
           644,999          B/B2          Inovis International, Inc., Term Loan,
                                            6.0%%, 11/15/09                                   644,999
         4,616,279          BB-/B1        Keane International, Inc., Closing Date
                                            Term Loan, 4.64%, 6/4/13                        3,444,898
           348,837          BB-/B1        Keane International, Inc., Synthetic LC
                                            Loan, 4.64%, 6/4/13                               260,320
           990,000          B+/B2         Metrologic Instruments, Inc., First Lien
                                            Add-on Term Loan, 5.7%, 4/23/14                   803,911
         1,000,000          B+/Caa2       Metrologic Instruments, Inc., Second
                                            Lien Term Loan, 8.95%, 4/24/15                    940,000
         1,275,000          B/B1          Quantum Corp., Term Loan, 6.196%,
                                            7/14/14                                         1,160,250
         3,327,536          B/B1          Serena Software, Inc., Term Loan,
                                            4.68%, 3/11/13                                  3,028,058
         7,806,287          B+/Ba3        SunGard Data Systems, Inc., New U.S.
                                            Term Loan, 4.508%, 2/28/14                      7,383,147
           938,462          B/NR          Verint Systems, Inc., Term Loan,
                                            5.873%, 5/27/14                                   849,308
                                                                                         ------------
                                                                                         $ 39,337,815
                                                                                         ------------
                                          Manufacturing - 1.3%
         1,000,000          B/B1          FCI USA, Inc., Facility Term Loan B-1,
                                            6.849%, 3/10/14                              $    941,875
         1,000,000          B/B1          FCI USA, Inc., Tranche Term Loan B-5-B,
                                            7.755%, 11/3/13                                   925,000
         2,927,281          B/B1          Generac Acquisition Corp., First Lien
                                            Term Loan, 7.203%, 11/11/13                     2,400,370
         1,000,000          B+/B1         Hunter Defense Technologies, Inc., First
                                            Lien Term Loan B, 5.95%, 8/13/14                  885,000
                                                                                         ------------
                                                                                         $  5,152,245
                                                                                         ------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Metals & Minerals - 1.4%
         1,417,222          B/B3          Algoma Steel, Inc., Term Loan, 7.33%,
                                            6/20/13                                      $  1,339,275
         4,356,175          B/B3          Murray Energy Corp., First Lien Tranche
                                            B Term Loan, 5.5%, 1/28/10                      4,181,928
                                                                                         ------------
                                                                                         $  5,521,203
                                                                                         ------------
                                          Retail - 10.3%
         8,996,811          B-/B3         Blockbuster, Inc., Tranche B Term Loan,
                                            6.27% - 9.03%, 8/20/11                       $  8,600,952
         3,843,291          B/B2          Burlington Coat Factory Warehouse
                                            Corp., Term Loan, 4.9%, 5/28/13                 3,269,199
         3,000,000          B/B2          Dollar General Corp., Tranche B-1 Term
                                            Loan, 5.994%, 7/7/14                            2,688,750
         3,000,000          B/B2          Dollar General Corp., Tranche B-2 Term
                                            Loan, 5.133% - 5.649%, 7/7/14                   2,688,750
         2,666,667          B-/B2         Guitar Center, Inc., Term Loan,
                                            5.9%, 10/9/14                                   2,386,667
        15,765,928(a)(d)    CCC/Caa2      Home Interiors & Gifts, Inc., Initial Term
                                            Loan, 7.86% - 8.02%, 3/31/11                    3,941,482
         1,979,899          B-/B2         Michaels Stores, Inc., Replacement
                                            Term Loan, 4.875% - 6.25%,
                                            10/31/13                                        1,732,412
           360,385          NR/NR         Movie Gallery, Inc., First Lien Synthetic
                                            LC Loan, 8.446% - 12.0%, 3/8/12                   269,088
         8,610,780          NR/NR         Movie Gallery, Inc., First Lien Term
                                            Loan, 10.0%, 3/8/12                             6,429,385
         5,000,000          BB-/B2        Spirit Finance Corp., Term Loan,
                                            5.873%, 8/1/13                                  3,845,835
         3,980,100          B/B2          Toys R Us - Delaware, Inc., Tranche B
                                            Term Loan, 6.969%, 7/19/12                      3,892,207
                                                                                         ------------
                                                                                         $ 39,744,727
                                                                                         ------------
                                          Service - 6.8%
         9,203,125(a)       B/B1          Cydcor, Inc., First Lien Tranche B Term
                                            Loan, 9.0%, 2/5/13                           $  8,650,937
           997,494          B+/Ba3        First Data Corp., Initial Tranche B-1
                                            Term Loan, 5.349% - 7.58%,
                                            9/24/14                                           927,783
         3,762,938(a)       B/B1          Inmar, Inc., Term Loan, 5.2% - 7.33%,
                                            4/29/13                                         3,537,162
         1,990,000          B/B1          Orbitz Worldwide, Inc., Term Loan,
                                            5.381% - 5.913%, 7/25/14                        1,681,550


The accompanying notes are an integral part of these financial statements.    21

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Service - (continued)
         5,783,980          B+/B1         Sabre, Inc., Initial Term Loan, 5.244%,
                                            9/30/14                                      $  4,957,594
           987,500          B-/Ba3        Total Safety U.S., Inc., First Lien
                                            Tranche B Term Loan, 5.446%,
                                            12/8/12                                           948,000
         5,761,475          B/Ba3         Travelport LLC, Delayed Draw Term
                                            Loan, 4.631%, 8/23/13                           5,296,956
                                                                                         ------------
                                                                                         $ 25,999,982
                                                                                         ------------
                                          Telecommunications - 9.9%
           497,500          B/Ba3         Aeroflex, Inc., Tranche B-1 Term Loan,
                                            6.375%, 8/15/14                              $    467,650
           497,500          B/B3          Aeroflex, Inc., Tranche B-2 Term Loan,
                                            6.875%, 8/15/14                                   467,650
     EURO  752,152          B/NR          Amsterdamse Beheer-EN
                                            Consultingmaatschappij B.V.,
                                            Casema Facility Term Loan B-1,
                                            6.874%, 9/12/14                                 1,130,650
     EURO  390,705          B/NR          Amsterdamse Beheer-EN
                                            Consultingmaatschappij B.V.,
                                            Casema Facility Term Loan B-2,
                                            6.874%, 9/12/14                                   587,316
    EURO 1,142,857          B/NR          Amsterdamse Beheer-EN
                                            Consultingmaatschappij B.V.,
                                            Casema Facility Term Loan C,
                                            7.374%, 9/14/15                                 1,718,829
     EURO  857,143          B/NR          Amsterdamse Beheer-EN
                                            Consultingmaatschappij B.V.,
                                            Kabelcom Facility Term Loan B,
                                            6.874%, 9/12/14                                 1,288,474
     EURO  857,143          B/NR          Amsterdamse Beheer-EN
                                            Consultingmaatschappij B.V.,
                                            Kabelcom Facility Term Loan C,
                                            7.374%, 9/14/15                                 1,289,122
         1,000,000(a)       B-/B2         Cellnet Group, Inc., Second Lien Term
                                            Loan, 8.5%, 10/22/11                              878,333
           159,222          B/Ba2         Centennial Cellular Operating Co., New
                                            Term Loan, 4.381% - 4.696%, 2/9/11                156,117
         1,000,000          B/Caa1        Hargray Acquisition Co., Second Lien
                                            Term Loan, 8.196%, 1/29/15                        975,000


22    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Telecommunications - (continued)
         3,980,000          B-/Ba3        Integra Telecom Holdings, Inc., Term
                                            Loan, 6.894% - 7.149%, 8/31/13               $  3,766,075
         6,500,000          B-/B1         Level 3 Financing, Inc., Term Loan,
                                            4.8% - 4.96%, 3/13/14                           6,014,534
    EURO 1,000,000          B/NR          Mediannuaire Holding, Term Loan B-2,
                                            7.177%, 10/10/14                                1,304,695
    EURO 1,000,000          B/NR          Mediannuaire Holding, Term Loan C,
                                            7.677%, 10/9/15                                 1,304,695
    EURO    16,224          BB-/NR        Nordic Telephone Company Holdings
                                            APS, Euro Facility Term Loan B-2,
                                            6.34%, 11/30/13                                    24,671
    EURO    21,503          BB-/NR        Nordic Telephone Company Holdings
                                            APS, Euro Facility Term Loan C-2,
                                            6.59%, 11/30/14                                    32,704
           628,340          B/B1          PAETEC Holding Corp., Replacement
                                            Term Loan, 4.881%, 2/28/13                        610,275
         2,000,000          B+/Caa1       Pine Tree Holdings, Inc., Second Lien
                                            Term Loan, 10.14%, 7/15/13                      1,950,000
         1,410,000          B+/Ba2        Stratos Global Corp., Facility Term Loan
                                            B, 5.446%, 2/13/12                              1,342,144
         6,500,000          B-/B2         WideOpenWest Finance LLC, First Lien
                                            Term Loan, 5.149% - 5.399%,
                                            6/30/14                                         5,655,000
         3,050,565          B-/Caa1       WideOpenWest Finance LLC, Second
                                            Lien Term Loan, 9.375%, 6/29/15                 2,516,716
    EURO 1,500,000          BB-/Ba2       Wind Telecomunicazione S.p.A., Facility
                                            Term Loan B-1, 7.622%, 5/27/13                  2,275,264
    EURO 1,500,000          BB-/Ba2       Wind Telecomunicazione S.p.A., Facility
                                            Term Loan C-1, 7.624%, 5/26/14                  2,276,159
                                                                                         ------------
                                                                                         $ 38,032,073
                                                                                         ------------
                                          Transportation - 7.3%
         4,162,595          B/Ba3         Affinia Group, Inc., Tranche B Term
                                            Loan, 5.899%, 11/30/11                       $  3,808,775
         9,075,710          NR/Ba2        Delphi Corp., Initial Tranche C Term
                                            Loan, 8.5%, 12/31/08                            8,935,036
         7,888,863          B/Ba3         Ford Motor Co., Term Loan,
                                            5.8%, 12/16/13                                  6,826,336
         1,604,818          CC/Caa1       Gainey Corp., Term Loan,
                                            9.9% - 11.25%, 4/20/12                            746,241


The accompanying notes are an integral part of these financial statements.    23

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          Transportation - (continued)
          493,750           BB-/Ba3       General Motors Corp., Secured Term
                                            Loan, 5.059%, 11/29/13                       $    440,749
        3,960,000           B+/B1         Key Safety Systems, Inc., First Lien
                                            Term Loan, 4.65% - 7.45%, 3/8/14                2,841,300
          596,138           NR/B2         SIRVA Worldwide, Inc., Revolving Credit
                                            Loan, 9.5%, 5/12/12                               596,138
        1,034,117           NR/B2         SIRVA Worldwide, Inc., Term Loan,
                                            9.5%, 5/14/12                                   1,034,117
        5,772,549(c)(g)     NR/B2         SIRVA Worldwide, Inc., Tranche B Term
                                            Loan, 6.37%, 12/1/10                            2,715,984
                                                                                         ------------
                                                                                         $ 27,944,676
                                                                                         ------------
                                          Utility - 8.5%
        4,400,000           B/NR          ANP Funding I LLC, Tranche A Term
                                            Loan, 6.184%, 7/29/10                        $  4,346,377
        3,000,000           NR/B1         Bosque Power Co. LLC, Term Loan,
                                            5.25%, 1/16/15                                  2,996,250
          217,194           NR/B1         Boston Generating LLC, First Lien
                                            Revolving Credit Loan, 4.705%,
                                            12/20/13                                          203,658
          775,691           NR/B1         Boston Generating LLC, First Lien
                                            Synthetic LC Loan, 2.571%,
                                            12/20/13                                          727,349
        3,462,297           NR/B1         Boston Generating LLC, First Lien Term
                                            Loan, 4.946%, 12/20/13                          3,246,524
        1,754,777           NR/B1         Coleto Creek Power, L.P., First Lien
                                            Synthetic LC Term Loan, 2.596%,
                                            6/28/13                                         1,608,546
        3,624,186           NR/B1         Coleto Creek Power, L.P., First Lien
                                            Term Loan, 5.446%, 6/28/13                      3,322,171
        4,912,500           NR/B1         Coleto Creek Power, L.P., Second Lien
                                            Term Loan, 6.696%, 6/28/13                      4,200,187
        1,989,846           NR/NR         GBGH LLC, First Lien Advance Term
                                            Loan, 10.5% - 11.75%, 8/7/13                    1,950,049
          281,250           NR/B2         Mach Gen LLC, First Lien Synthetic LC
                                            Loan, 2.446%, 2/22/13                             270,352
        2,680,732           NR/B2         Mach Gen LLC, First Lien Term Loan B,
                                            4.638%, 2/22/14                                 2,576,853
        3,000,000           B-/Ba3        Texas Competitive Electric Holdings Co.
                                            LLC, Initial Tranche B-2 Term Loan,
                                            5.948% - 6.478%, 10/10/14                       2,830,908


24    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                        Value
                                          Utility - (continued)
          747,290           NR/Ba3        TPF Generation Holdings LLC, First Lien
                                            Synthetic LC Deposit Loan, 4.73%,
                                            12/15/13                                     $    714,410
        3,758,625           NR/Ba3        TPF Generation Holdings LLC, First Lien
                                            Term Loan, 4.696%, 12/13/13                     3,593,246
          234,260           NR/Ba3        TPF Generation Holdings LLC, Synthetic
                                            Revolver Deposit Loan, 4.73%,
                                            12/15/11                                          223,953
                                                                                         ------------
                                                                                         $ 32,810,833
                                                                                         ------------
                                          Wireless Communication - 6.1%
        1,142,554           NR/NR         Clearwire Corp., Delayed Draw Term
                                            Loan, 8.95% - 9.02%, 7/3/12                  $  1,091,139
        5,673,196           NR/NR         Clearwire Corp., Term Loan,
                                            8.46% - 8.68%, 7/3/12                           5,417,903
        9,825,000           B-/Ba2        Cricket Communications, Inc., Term
                                            Loan B, 5.696%, 6/16/13                         9,661,247
        7,412,386           B-/Ba3        Metro PCS Wireless, Inc., New Tranche
                                            B Term Loan, 5.125%, 11/4/13                    7,090,414
                                                                                         ------------
                                                                                         $ 23,260,703
                                                                                         ------------
                                          TOTAL SENIOR SECURED FLOATING
                                          RATE LOAN INTERESTS
                                          (Cost $618,168,720)                            $553,004,990
                                                                                         ------------
                                          CLAIMS - 0.1% of Net Assets
                                          Aerospace - 0.1%
        1,200,000(a)(f)     NR/NR         Northwest Airlines, Inc., ALPA
                                            Claim-Escrow, 2.5%                           $     23,000
        2,500,000(a)(f)     NR/NR         Northwest Airlines, Inc., Bell Atlantic
                                            Claim-Escrow, 2.5%                                 47,918
        2,500,000(a)(f)     NR/NR         Northwest Airlines, Inc., EDC
                                            Claim-Escrow, 5.32%                                47,918
        2,130,600(a)(f)     NR/NR         Northwest Airlines, Inc., Flight
                                            Attendant Claim-Escrow, 2.5%                       40,837
        1,500,000(a)(f)     NR/NR         Northwest Airlines, Inc., GE
                                            Claim, 2.5%                                        28,750
        1,264,500(a)(f)     NR/NR         Northwest Airlines, Inc., IAM
                                            Claim-Escrow, 2.5%                                 24,237
        1,404,900(a)(f)     NR/NR         Northwest Airlines, Inc., Retiree
                                            Claim-Escrow, 2.5%                                 26,928
                                                                                         ------------
                                          TOTAL CLAIMS
                                          (Cost $780,994)                                $    239,588
                                                                                         ------------


The accompanying notes are an integral part of these financial statements.    25

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                         Value
                                          CONVERTIBLE BONDS & NOTES - 0.6% of Net Assets
                                          Cable/Wireless Video - 0.6%
         3,951,000          CCC/Ca        Charter Communications, Inc.,
                                            6.5%, 10/1/27                                $  2,410,110
                                                                                         ------------
                                          TOTAL CONVERTIBLE BONDS & NOTES
                                          (Cost $4,086,900)                              $  2,410,110
                                                                                         ------------
                                          CORPORATE NOTES - 11.4% of Net Assets
                                          Cable/Wireless Video - 0.2%
         1,000,000          CCC/Caa3      CCH I LLC, 11.0%, 10/1/15                      $    850,000
                                                                                         ------------
                                          Healthcare - 6.6%
        15,000,000(a)       NR/NR         Azithromycin Royalty Sub LLC, 16.0%,
                                            5/15/19 (144A)                               $ 15,000,000
         5,000,000(a)       NR/NR         Fosamprenavir PhaRMA, 15.5%,
                                            6/15/18 (144A)                                  5,000,000
         3,000,000(a)       NR/NR         Pharma V, 13.0%, 10/15/13 (144A)                  3,060,000
           994,738(a)(b)(c) NR/NR         Pharma VI, 7.931%, 10/15/14 (144A)                  935,054
         1,500,000(a)       NR/NR         TCD PhaRMA, 16.0%, 4/15/24 (144A)                 1,500,000
                                                                                         ------------
                                                                                         $ 25,495,054
                                                                                         ------------
                                          Information Technology - 1.3%
           400,000(b)       B-/B2         Freescale Semiconductor, Inc., 6.675%,
                                            12/15/14                                     $    338,000
         5,000,000(b)       BB-/Ba3       NXP BV/NXP Funding LLC, 5.463%,
                                            10/15/13                                        4,575,000
                                                                                         ------------
                                                                                         $  4,913,000
                                                                                         ------------
                                          Retail - 2.6%
         4,500,000          CCC/Caa2      Blockbuster, Inc., 9.0%, 9/1/12                $  3,746,250
         7,000,000          CCC/Caa2      Claire's Stores, Inc., 10.5%, 6/1/17              3,666,250
         2,500,000          CCC+/Caa1     Dollar General Corp., 10.625%,
                                            7/15/15                                         2,450,000
                                                                                         ------------
                                                                                         $  9,862,500
                                                                                         ------------
                                          Transportation - 0.7%
         3,000,000(b)       CCC+/Caa1     American Tire Distributors, Inc.,
                                            8.948%, 4/1/12                               $  2,760,000
                                                                                         ------------
                                          TOTAL CORPORATE NOTES
                                          (Cost $45,201,990)                             $ 43,880,554
                                                                                         ------------


26    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                                          Value
                            COMMON STOCK - 0.3% of
                            Net Assets
                            Aerospace - 0.3%
           162,018(f)       Northwest Airlines Corp.                                       $1,143,847
                                                                                           ----------
                            TOTAL COMMON STOCK
                            (Cost $4,230,243)                                              $1,143,847
                                                                                           ----------
                            WARRANTS - 0.1% of Net
                            Assets
                            Wireless
                            Communication - 0.1%
           400,000(a)(e)    Clearwire Corp., Exp. 8/15/10 (144A)                           $  440,000
                                                                                           ----------
                            TOTAL WARRANTS
                            (Cost $956,752)                                                $  440,000
                                                                                           ----------
Amount
USD ($)
                            TEMPORARY CASH INVESTMENT - 4.4% of Net Assets
                            Repurchase Agreement - 4.4%
         3,370,000          Bank of America Corp., 2.35%, dated 5/30/08,
                            repurchase price of $3,370,000 plus accrued interest
                            on 6/2/08 collateralized by the following:
                              $4,675,742 Federal National Mortgage Association,
                                5.0%, 7/1/35
                              $147,156 Government National Mortgage
                                Association, 6.0%, 5/20/38                                 $3,370,000
                                                                                           ----------
         3,370,000          Barclays Plc, 2.33%, dated 5/30/08, repurchase price
                            of $3,370,000 plus accrued interest on 6/2/08 col-
                            lateralized by the following:
                              $2,037,137 Federal National Mortgage Association,
                                4.5% - 5.5%, 2/1/37 - 5/1/38
                              $689,709 Federal National Mortgage Association
                                (ARM), 5.519%, 3/1/36
                              $1,381,148 Freddie Mac Giant, 5.5% - 6.0%,
                                1/1/35 - 2/1/38                                             3,370,000
         3,370,000          Deutsche Bank AG, 2.35%, dated 5/30/08,
                            repurchase price of $3,370,000 plus accrued interest
                            on 6/2/08 collateralized by the following:
                              $308,983 Federal National Mortgage Association
                                (ARM), 4.778% - 5.865%, 6/1/16 - 5/1/37
                              $2,896,332 Freddie Mac Giant, 5.0% - 6.5%,
                                4/1/19 - 6/1/38
                              $1,482,810 U.S. Treasury Zero Coupon -
                                Non-Callable Corpus, 0.0%, 8/15/25                          3,370,000


The accompanying notes are an integral part of these financial statements.    27

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount
USD ($)
         3,370,000          JPMorgan Chase & Co., 2.32%, dated 5/30/08,
                            repurchase price of $3,370,000 plus accrued interest
                            on 6/2/08 collateralized by
                              $5,239,931 Federal National Mortgage Association,
                                4.5% - 6.0%, 4/1/23 - 5/1/36                            $   3,370,000
         3,370,000          Merrill Lynch & Co., 2.35%, dated 5/30/08,
                            repurchase price of $3,370,000 plus accrued interest
                            on 6/2/08 collateralized by
                              $3,416,627 Freddie Mac Giant,
                              5.5% - 6.0%, 5/1/38                                           3,370,000
                                                                                        -------------
                            TOTAL TEMPORARY CASH INVESTMENT
                            (Cost $16,850,000)                                          $  16,850,000
                                                                                        -------------
                            TOTAL INVESTMENTS IN SECURITIES - 162.2%
                            (Cost $696,309,128)(h)                                      $ 623,371,758
                                                                                        =============
                            OTHER ASSETS AND LIABILITIES - (1.2%)                       $ (4,586,757)
                                                                                        =============
                            PREFERRED SHARES AT REDEMPTION VALUE,
                            INCLUDING DIVIDENDS PAYABLE - (61.0)%                       $(234,577,945)
                                                                                        -------------
                            NET ASSETS APPLICABLE TO COMMON
                            SHAREOWNERS - 100.0%                                        $ 384,207,056
                                                                                        =============


28    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

NR     Security not rated by S&P or Moody's.

* Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate accruing at May 31, 2008.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
       May 31, 2008 the value of these securities amounted to $31,337,723 or 8.2% of total net assets applicable to common shareowners.

(a) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $111,442,695. The aggregate value $89,929,699 represents 23.4% of the total net assets.

(b)    Floating Rate Note. The rate shown is the coupon rate at May 31, 2008.

(c) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

(d)    Security is in default and is non-income producing.

(e)    Security is fair valued (See Note A).

(f)    Non-income producing.

(g)    Pending corporate restructuring.

(h) At May 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $696,378,446 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                       $  4,635,989
       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                        (77,642,677)
                                                                       ------------
       Net unrealized loss                                             $(73,006,688)
                                                                       ============

       For financial reporting purposes net unrealized loss on investments was $72,937,370 and cost of investments aggregated $696,309,128.

Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 2008, aggregated $108,321,658 and $115,849,149, respectively.

Glossary of Terms:
LC - Letter of Credit

Principal amounts are denominated in U.S. dollars unless otherwise noted. AUD - Australian Dollar
EURO - Euro


The accompanying notes are an integral part of these financial statements.    29

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008, in valuing the Trust's assets:

Valuation Inputs                                    Investments in Securities
-------------------------------------------------------------------------------
Level 1  -  Quoted Prices                                  $  1,143,847
Level 2  -  Other Significant Observable Inputs             616,825,242
Level 3  -  Significant Unobservable Inputs                   5,402,669
                                                           ------------
Total                                                      $623,371,758
                                                           ============

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                                                     Investments in Securities
-------------------------------------------------------------------------------
Balance as of 11/30/07                                       $        -
Realized gain (loss)                                                  -
Change in unrealized appreciation (depreciation)               (630,860)
Net purchases (sales)                                         6,033,529
Transfers in and out of Level 3                                       -
                                                             ----------
Balance as of 5/31/08                                        $5,402,669
                                                             ==========


30    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/08 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $696,309,128)            $623,371,758
  Foreign currencies, at value (cost $36,987)                              36,987
  Receivables -
    Investment securities sold                                          9,856,030
    Paydown                                                               232,782
    Interest and foreign tax reclaim                                    5,975,992
    Commitment fees                                                        11,145
  Prepaid expenses                                                         22,856
                                                                     ------------
     Total assets                                                    $639,507,550
                                                                     ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                  $ 19,130,635
  Depreciation on unfunded corporate loans                                358,632
  Unamortized facility fee                                                 28,869
  Due to custodian                                                        608,953
  Due to affiliates                                                       407,551
  Accrued expenses and other liabilities                                  187,909
                                                                     ------------
     Total liabilities                                               $ 20,722,549
                                                                     ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 9,380
    shares, including dividends payable of $77,945                   $234,577,945
                                                                     ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                    $462,925,899
  Undistributed net investment income                                   3,152,408
  Accumulated net realized loss on investments and foreign
    currency transactions                                              (8,634,326)
  Net unrealized loss on investments                                  (73,296,002)
  Net unrealized gain on foreign currency assets and liabilities
    denominated in foreign currencies                                      59,077
                                                                     ------------
     Net assets applicable to common shareowners                     $384,207,056
                                                                     ============
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $384,207,056/24,428,148 common shares                     $      15.73
                                                                     ============


The accompanying notes are an integral part of these financial statements.    31

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------
For the Six Months Ended 5/31/08

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld $88,846)     $26,137,020
  Facility and other fees                                  943,877
                                                       -----------
    Total investment income                                               $ 27,080,897
                                                                          ------------
EXPENSES:
  Management fees                                      $ 2,197,197
  Administrative fees                                      249,095
  Transfer agent fees and expenses                          26,146
  Auction agent fees                                       309,854
  Custodian fees                                            55,891
  Registration fees                                         11,509
  Professional fees                                         52,850
  Printing expenses                                         18,339
  Trustees' fees                                             9,224
  Pricing fees                                              23,269
  Insurance fees                                             7,471
  Miscellaneous                                             12,920
                                                       -----------
    Total expenses                                                        $  2,973,765
                                                                          ------------
     Net investment income                                                $ 24,107,132
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
    Investments                                        $(5,146,522)
    Forward foreign currency contracts and other
     assets and liabilities denominated in foreign
     currencies                                         (1,044,023)       $ (6,190,545)
                                                       -----------        ------------
  Change in net unrealized gain (loss) on:
    Investments                                        (37,082,934)
    Unfunded corporate loans                               (15,133)
    Foreign currency contracts and other assets and
     liabilities denominated in foreign currencies         488,023        $(36,610,044)
                                                       -----------        ------------
     Net loss on investments and foreign currency
       transactions                                                       $(42,800,589)
                                                                          ------------
DIVIDENDS AND DISTRIBUTIONS TO PREFERRED
SHAREOWNERS FROM:
  Net investment income                                $(4,547,443)
  Net realized gains                                      (783,227)
                                                       -----------
    Total distributions                                                   $ (5,330,670)
                                                                          ------------
  Net decrease in net assets applicable to common
    shareowners resulting from operations                                 $(24,024,127)
                                                                          ============


32    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
For the Six Months Ended 5/31/08 and the Year Ended 11/30/07, respectively

                                                             Six Months
                                                               Ended               Year
                                                              5/31/08              Ended
                                                            (unaudited)          11/30/07
FROM OPERATIONS:
  Net investment income                                  $ 24,107,132        $ 56,186,189
  Net realized gain (loss) on investments and foreign
    currency transactions                                  (6,190,545)         10,056,861
  Change in net unrealized gain (loss) on
    investments and foreign currency transactions         (36,610,044)        (45,874,105)
  Dividends and distributions to preferred
    shareowners from
    Net investment income                                  (4,547,443)        (12,518,844)
    Net realized gains                                       (783,227)            (24,294)
                                                         ------------        ------------
     Net increase (decrease) in net assets
       applicable to common shareowners
       resulting from operations                         $(24,024,127)       $  7,825,807
                                                         ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS:
  Net investment income
    ($1.014 and $1.905 per share, respectively)          $(24,760,370)       $(46,436,882)
  Net realized gains
    ($0.348 and $0.004 per share, respectively)            (8,500,996)            (91,944)
                                                         ------------        ------------
    Total dividends to common shareowners                $(33,261,366)       $(46,528,826)
                                                         ------------        ------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                          $          -        $  1,940,809
                                                         ------------        ------------
    Net increase in net assets applicable to
     common shareowners resulting from Trust
     share transactions                                  $          -        $  1,940,809
                                                         ------------        ------------
    Net decrease in net assets applicable to
     common shareowners                                  $(57,285,493)       $(36,762,210)
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
  Beginning of period                                    $441,492,549        $478,254,759
                                                         ------------        ------------
  End of period                                          $384,207,056        $441,492,549
                                                         ============        ============
  Undistributed net investment income                    $  3,152,408        $  8,353,089
                                                         ============        ============


The accompanying notes are an integral part of these financial statements.    33

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 5/31/08
-------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended             Year            Year         12/28/04(b)
                                                                  5/31/08           Ended            Ended            to
                                                                (unaudited)        11/30/07        11/30/06        11/30/05
Per Common Share Operating Performance
Net asset value, beginning of period                             $  18.07          $  19.66        $  19.08        $  19.10(c)
                                                                 --------          --------        --------        --------
Increase (decrease) from investment operations:(a)
 Net investment income                                               0.99              2.30            2.20            1.33
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                (1.75)            (1.47)           0.52           (0.05)
 Dividends and distributions to preferred shareowners from:
   Net investment income                                            (0.19)            (0.51)          (0.46)          (0.23)
   Net realized gains                                               (0.03)                -(d)            -               -
                                                                 --------          --------        --------        --------
   Net increase from investment operations                          (0.98)         $   0.32        $   2.26        $   1.05
Distributions to common shareowners from:
 Net investment income                                              (1.01)            (1.91)          (1.63)          (0.92)
 Net realized gains                                                 (0.35)                -(d)        (0.05)              -
Capital charge with respect to issuance of:
 Common shares                                                          -                 -               -           (0.04)
 Preferred shares                                                       -                 -               -(d)        (0.11)
                                                                 --------          --------        --------        --------
Net increase (decrease) in net asset value                       $  (2.34)         $  (1.59)       $   0.58        $  (0.02)
                                                                 --------          --------        --------        --------
Net asset value, end of period(e)                                $  15.73          $  18.07        $  19.66        $  19.08
                                                                 ========          ========        ========        ========
Market value, end of period(e)                                   $  14.62          $  16.79        $  18.95        $  17.14
                                                                 --------          --------        --------        --------
Total return at market value(f)                                     (5.02)%           (2.02)%         20.94%          (9.76)%
Ratios to average net assets of common shareowners
 Net expenses(g)                                                     1.51%(h)          1.40%           1.38%           1.23%(h)
 Net investment income before preferred share dividends             12.26%(h)         11.92%          11.37%           7.52%(h)
 Preferred share dividends                                           2.31%(h)          2.66%           2.39%           1.29%(h)
 Net investment income available to common shareowners               9.95%(h)          9.26%           8.98%           6.23%(h)
Portfolio turnover                                                     18%               80%             75%             61%
Net assets of common shareowners, end of period
(in thousands)                                                   $384,207          $441,493        $478,255        $464,324
Preferred shares outstanding (in thousands)                      $234,500          $234,500        $234,500        $234,500
Asset coverage per preferred share, end of period                $ 65,969           $72,067         $76,000         $74,520
Average market value per preferred share(i)                      $ 25,000           $25,000         $25,000         $25,000
Liquidation value, including dividends payable,
per preferred share                                              $ 25,008           $25,009         $25,013         $25,018
Ratios to average net assets of common shareowners
 before waivers and reimbursement of expenses
 Net expenses(g)                                                     1.51%(h)          1.40%           1.40%           1.24%(h)
 Net investment income before preferred share dividends             12.26%(h)         11.92%          11.35%           7.51%(h)
 Preferred share dividends                                           2.31%(h)          2.66%           2.39%           1.29%(h)
 Net investment income available to common shareowners               9.95%(h)          9.26%           8.96%           6.22%(h)

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) The Trust common shares were first publicly offered on December 23, 2004.
(c) Net asset value immediately after the closing of the first public offering was $19.06.
(d) Amount is less than $0.01 per share.
(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
(g) Expense ratios do not reflect the effect of dividend payments to preferred shareowners.
(h) Annualized.
(i) Market value is redemption value without an active market.
The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


34    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Floating Rate Trust (the "Trust") is organized as a Delaware statutory trust on October 6, 2004. Prior to commencing operations on December 28, 2004, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Trust is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

The Trust invests primarily in senior floating rate loans ("Senior Loans"). The Trust may also invest in other floating and variable rate instruments, including second lien loans, and high yield, high risk corporate bonds. The Trust may invest in Senior Loans and other securities of any credit quality, including Senior Loans and other investments that are rated below investment grade, or are unrated but are determined by the investment sub-adviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

The Trust is not limited in the percentage of its assets that may be invested in Senior Loans and other securities deemed to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus, with additional information

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

included in the Trust's shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Investments in Senior Loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such investments will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations.

    Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which quotations are not readily available are valued using fair values methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    as of such times. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. Temporary cash investments are valued at amortized cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 3).

D.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. All tax returns filed thus far are subject to examination by tax authorities.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. Distributions during the year ended November 30, 2007 were as follows:

-------------------------------------------------------------------------------
                                                                        2007
-------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                   $58,955,726
  Net long term capital gain                                            116,238
                                                                    -----------
    Total taxable distribution                                      $59,071,964
                                                                    ===========
-------------------------------------------------------------------------------

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007.

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
 Undistributed ordinary income                                     $ 11,291,496
 Distributions payable                                                  (81,448)
 Long-term capital gain                                               3,873,918
 Unrealized depreciation                                            (36,517,316)
                                                                   ------------
   Total                                                           $(21,433,350)
                                                                   ============
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized depreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized losses on certain foreign currency contracts and the deferral of post October capital losses for tax purposes.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. ("PIM"), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    Company, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

    Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement

Pioneer Investment Management, Inc. ("PIM"), a wholly owned indirect subsidiary of UniCredit S.p.A. ("UniCredit") manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.70% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage,

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

short-term debt and the aggregate liquidation preference of any outstanding preferred shares. For the six months ended May 31, 2008, the net management fee was equivalent to 0.70% of the Trust's average daily managed assets, which was equivalent to 1.12% of the Trust's average daily net assets attributable to the common shareowners.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. Included in "Due to affliates" reflected on the Statement of Assets and Liabilities is $407,551 in management costs, administrative cost and certain other fees payable to PIM at May 31, 2008.

PIM has retained Princeton Administrators, LLC ("Princeton") to provide certain administrative and accounting services to the Trust on its behalf. PIM pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000. Princeton receives no compensation directly from the Trust.

PIM has engaged Highland Capital Management, L.P. to act as the Trust's investment sub-adviser ("Sub-adviser") and manage the Trust's investments. PIM pays the Sub-adviser a monthly fee at an annual rate of 0.35% of the average daily value of the Trust managed assets. The fee is paid monthly in arrears. The Trust does not pay a fee to the Sub-adviser.

Also, PIM has agreed for the first three years of the Trust's investment operations (December 23, 2004 - December 23, 2007) to limit the Trust's total annual expenses excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expenses or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses; to 0.95% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense for this purpose. For the six months ended May 31, 2008 the Trust's expenses were not reduced under such arrangements. As of December 23, 2007, this expense limitation is no longer in effect.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

3. Forward Foreign Currency Contracts

The Trust may enter into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. At May 31, 2008, the Trust had no outstanding portfolio hedges or forward currency settlement contracts.

4. Unfunded Loan Commitments

As of May 31, 2008, the Trust had unfunded loan commitments of approximately $6,441,000 which could be extended at the option of the borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                                     Unfunded
                                                                   Commitment
Borrower                                                         (in thousands)
--------------------------------------------------------------------------------
  Big West Oil, LLC, Delayed Advance Loan                           $ 1,700
  CHS/Community Health Systems, Inc., Delayed Draw
   Term Loan                                                        $   232
  Cricket Communications, Inc., Revolver Loan                       $ 2,000
  Delphi Corp., Subsequent Tranche C Loan                           $   924
  Fenwal, Inc., First Lien Delayed Draw Term Loan                   $   571
  Fontainebleau Las Vegas Holdings, LLC, Delayed Draw
   Term Loan                                                        $   667
  HUB International Holdings, Inc., Delay Draw
   Term Loan                                                        $   152
  Sirva Worldwide, Inc., Revolving Credit Loan                      $   195
--------------------------------------------------------------------------------

5. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredit , through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas ("Deutsche Bank") is the transfer agent, registrar, dividend paying agent and auction agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Trust pays Deutsche Bank an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank, for providing such services.

6. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized.

Transactions in common shares of beneficial interest for the six months ended May 31, 2008 and the year ended November 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                        5/2008         11/2007
--------------------------------------------------------------------------------
  Shares outstanding at beginning
   of period                                          24,428,148     24,330,240
  Reinvestment of distributions                                -         97,908
                                                      ----------     ----------
  Shares outstanding at end of period                 24,428,148     24,428,148
                                                      ==========     ==========
--------------------------------------------------------------------------------

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of May 31, 2008 there were 9,380 AMPS as follows: Series M7-3,130, Series W7-3,125 and Series TH7-3,125.

Dividends on Series M7, Series W7 and Series TH7 are cumulative at a rate which is reset every seven days based on the results of an auction. An auction fails if there are more AMPS offered than there are buyers. When an auction fails, the dividend rate for the period will be the maximum rate on the auction dates described in the prospectus for the AMPS. You will not be able to sell your AMPS at an auction if the auction fails. Since February 13, 2008, the Trust's auctions related to the AMPS have failed. The maximum rate for the 7-Day Series is 1.25% spread, over, or 125% of (the greater of) the one week LIBOR rate. Dividend rates ranged from 3.50% to 6.10% during the six months ended May 31, 2008.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

7. New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Trust's financial statement disclosures.

8. Subsequent Event

Subsequent to May 31, 2008, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.115 per common share payable June 30, 2008 to common shareowners of record on June 16, 2008.

Subsequent to May 31, 2008, dividends declared and paid on preferred shares totaled $751,855 in aggregate for the three outstanding preferred share series through July 8, 2008.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

During the period, there were no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There were no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There were no changes in the principal risk factors associated with investment in the Trust. There were no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12 (a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                    Mark E. Bradley, Treasurer
Daniel K. Kingsbury                     Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Bingham McCutchen LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Investment Sub-Adviser
Highland Capital Management, L.P.

Sub-Administrator
Princeton Administrators, LLC


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:

Account Information                                          1-800-710-0935

Telecommunications Device for the Deaf (TDD)                 1-800-231-5469

Or write to AST:

For                                                          Write to
General inquiries, lost dividend checks,                     American Stock
change of address, lost stock certificates,                    Transfer & Trust
stock transfer                                                 Company
                                                             Operations Center
                                                             6201 15th Ave.
                                                             Brooklyn, NY 11219

Dividend reinvestment plan (DRIP)                            American Stock
                                                               Transfer & Trust
                                                               Company
                                                             Wall Street Station
                                                             P.O. Box 922
                                                             New York, NY
                                                             10269-0560

Website                                                      www.amstock.com

For additional information, please contact your investment advisor or visit our website www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has signed such certification.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Information not required in semi annual reports on form NCSR.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.